Financial instruments and financial risk factors - Schedule of fair value measurement of price (Details) - USD ($)		6 Months Ended
	Oct. 31, 2021	Apr. 30, 2022
Cobalt
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	$ 1,728	$ 2,595
10% increase in prices	303,351	681,592
10 % decrease in prices	(303,351)	(681,592)
Nickel
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	1,728	2,595
10% increase in prices	448,266	1,024,667
10 % decrease in prices	$ (448,266)	$ (1,024,667)